Income Tax - Summary of Reconciliation of Effective Tax Rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024		Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Income Taxes [Line Items]
Profit before income tax	$ 151,019		$ 178,514	$ 120,283
Tax at the domestic rates applicable to profit before income tax in the respective jurisdiction	(7,551)		(8,926)	(6,014)
Tax effect of non-taxable income	897		822	555
Effects from entities taxes with different rates	(14,565)		(15,930)	(5,440)
Other permanent differences	(9,331)	[1]	(5,394)	(687)
Income Tax expense	$ (30,550)		$ (29,428)	$ (11,586)

[1]	During the year ended December 31, 2024, other permanent differences included non-deductible expenses, the effect of income taxes accrued in subsidiaries (due to higher income tax rates) and the effect of hyperinflation adjustment in Argentinean subsidiaries.